11. Recoverable taxes (Tables)	12 Months Ended
Dec. 31, 2018
Recoverable Taxes Tables Abstract
Recoverable taxes
	2018	2017

State VAT tax credits - ICMS (note 11.1)	2,335	1,886
Provision for non-realization of ICMS (VAT) tax credits	(28)	(369)
Social Integration Program/ Contribution for Social Security Financing - PIS/COFINS (note 11.2)	717	424
Social Security Contribution – INSS	328	312
Income tax and social contribution prepayments	52	71
Other	20	19
Total	3,424	2,343

Current	679	596
Noncurrent	2,745	1,747

Future realization of revoverable taxes

Up to one year	347
From 1 to 2 years	401
From 2 to 3 years	408
From 3 to 4 years	389
From 4 to 5 years	193
More than 5 years	569
2,307